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Renee M. Hardt Attorney at Law +1 312 609 7616 rhardt@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

May 3, 2016

Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	The Oberweis Funds File Nos. 33-9093 and 811-4854

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectuses dated May 1, 2016 and Statements of Additional Information dated May 1, 2016 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/ser